June 30, 2016

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Real Estate Income and Growth Fund

Class A Shares – TICKER: SOAAX

Class C Shares – TICKER: SACRX

Spirit of America Large Cap Value Fund

Class A Shares – TICKER: SOAVX

Class C Shares – TICKER: SACVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares – TICKER: SOAMX

Class C Shares – TICKER: SACFX

Spirit of America Income Fund

Class A Shares – TICKER: SOAIX

Class C Shares – TICKER: SACTX

Spirit of America Income & Opportunity Fund

Class A Shares – TICKER: SOAOX

Class C Shares – TICKER: SACOX

Each a Series of Spirit of America Investment Fund, Inc.

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information, Each Dated March 15, 2016, as Amended

The section “Portfolio Managers” on page 4 of the Spirit of America Real Estate Income and Growth Fund’s (the “Real Estate Fund”) Summary Prospectus is amended as follows:

Portfolio Managers: Douglas Revello serves as the Portfolio Manager of the Real Estate Fund and is primarily responsible for the day-to-day management of the Real Estate Fund. Mr. Revello became the Co-Portfolio Manager for the Real Estate Fund effective November 18, 2015 and transitioned to Portfolio Manager on July 1, 2016. Mr. Revello has been associated with the Adviser since May 18, 2009 as the Co-Portfolio Manager of the Municipal Tax Free Bond Fund through November 17, 2015, and was designated Portfolio Manager on November 18, 2015. William Mason serves as the Co-Portfolio Manager of the Real Estate Fund. Mr. Mason has been a Portfolio Manager of the Real Estate Fund since November 18, 2015. He has been overseeing the Fund since January 30, 2008 as the Chief Investment Officer of the Spirit of America Funds. Mr. Mason joined the Adviser on February 29, 2008. Mr. Mason also currently manages the Income Fund which commenced operations on December 31, 2008, and the Opportunity Fund which commenced operations on July 8, 2013, and manages the Energy Fund as of November 18, 2015. Prior to managing the Income Fund, Mr. Mason was the Portfolio Manager of the Municipal Tax Free Bond Fund from February 29, 2008 through May 17, 2009.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and each portfolio manager’s ownership of securities in the Real Estate Fund.

The section “Portfolio Managers” on page 14 of the Spirit of America Municipal Tax Free Bond Fund’s (the “Municipal Tax Free Bond Fund”) Summary Prospectus is amended as follows:

Portfolio Managers: Douglas Revello serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Municipal Tax Free Bond Fund. Mr. Revello has been the Portfolio Manager of the Municipal Tax Free Bond Fund since May 18, 2009. Mr. Revello has been associated with the Adviser since May 18, 2009. Mark Reilly serves as a Co-Portfolio Manager of the Municipal Tax Free Bond Fund. Mr. Reilly became the Co-Portfolio Manager of the Municipal Tax Free Bond Fund effective July 1, 2016. Mr. Reilly also serves as Portfolio Manager of the Income Fund. Mr. Reilly joined the Adviser on November 18, 2015 and has over 20 years’ experience trading tax-free municipal bonds, taxable municipal bonds, and mortgage backed securities. Mr. Reilly had most recently served as David Lerner Associates, Inc.’s (“DLA”), the Funds’ principal underwriter and distributor’s, head fixed income trader from November 2012 until November 17, 2015.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and each portfolio manager’s ownership of securities in the Municipal Tax Free Bond Fund.

The section “Portfolio Managers” on page 19 of the Spirit of America Income Fund’s (the “Income Fund”) Summary Prospectus is amended as follows:

Portfolio Managers: Mark Reilly serves as Portfolio Manager of the Income Fund and is primarily responsible for the day-to-day management of the Income Fund. Mr. Reilly became the Co-Portfolio Manager of the Income Fund effective November 18, 2015 and transitioned to Portfolio Manager on July 1, 2016. Mr. Reilly also serves as Co-Portfolio Manager of the Municipal Tax Free Bond Fund. Mr. Reilly joined the Adviser on November 18, 2015 and has over 20 years’ experience trading tax-free municipal bonds, taxable municipal bonds, and mortgage backed securities. Mr. Reilly had most recently served as David Lerner Associates, Inc.’s (“DLA”), the Funds’ principal underwriter and distributor’s, head fixed income trader from November 2012 until November 17, 2015. William Mason serves as the Co-Portfolio Manager of the Income Fund. Mr. Mason has been a Portfolio Manager of the Income Fund since the Fund’s inception on December 31, 2008. Mr. Mason joined the Adviser on February 29, 2008. Mr. Mason also currently manages the Opportunity Fund which commenced operations on July 8, 2013, and manages the Energy Fund as of November 18, 2015. Mr. Mason also serves as Co-Portfolio Manager to the Real Estate Fund. Mr. Mason was previously the Portfolio Manager of the Municipal Tax Free Bond Fund from February 29, 2008 through May 17, 2009.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and each portfolio manager’s ownership of securities in the Income Fund.

The section “Portfolio Managers” under the heading “Management of the Funds” on pages 47-48 of the Funds’ Prospectus is amended as follows:

Portfolio Managers

William Mason serves as the Portfolio Manager and is primarily responsible for the day-to-day operations of the Opportunity Fund which commenced operations on July 8, 2013. Mr. Mason also serves as Portfolio Manager of the Energy Fund and serves as Co-Portfolio Manager of the Real Estate Fund and the Income Fund. Mr. Mason was previously the Portfolio Manager of the Municipal Tax Free Bond Fund from February 29, 2008 through May 17, 2009. Mr. Mason joined the Adviser on February 29, 2008. Mr. Mason’s career spans over thirty-five years in the municipal bond industry and includes over twenty years with DLA where he was the Executive Vice President of Fixed Income Trading. On behalf of DLA, he managed trading, underwriting, institutional sales and dealer sales covering products such as, municipal bonds, treasuries, collateralized mortgage obligations, corporate bonds and unit investment trusts. He also managed DLA’s proprietary fixed-income trading accounts. His career began at Merrill Lynch in 1980 in back office operations until he advanced to the trading department where he stayed until 1983. Mr. Mason then moved to Morgan Stanley where he was the Manager of Trading Operations from 1983 until 1985 when he became an Institutional Trader. In 1988 he left Morgan Stanley and started working at DLA where he became Head of the Trading Department. He is also a member of the Municipal Bond Club of New York. Mr. Mason holds a General Securities Principal (Series 24) license, Municipal Securities Principal (Series 53) license, General Securities Representative (Series 7) license, and Uniform Securities Agent State Law Examination (Series 63) license.

Alpana Sen serves as the Portfolio Manager and is primarily responsible for the day-to-day portfolio management of the Value Fund. She joined the Adviser on September 29, 2008. Prior to joining the Adviser, Ms. Sen worked at Morgan Stanley Investment Management for approximately 11 years where her last title held was Vice President in the Quantitative Strategies Group, where she was responsible for fundamental analyses on equity securities. Ms. Sen received her M.B.A in Finance from Pace University in 1997. In addition, she passed the Chartered Financial Analyst Level I exam and possesses a General Securities Representative (Series 7) license.

Douglas Revello serves as the Portfolio Manager and is primarily responsible for the day-to-day management of the Real Estate Fund and Municipal Tax Free Bond Fund. He also serves as Co-Portfolio Manager of the Value Fund effective November 18, 2015. He joined the Adviser on May 18, 2009. Prior to joining the Adviser, Mr. Revello worked at DLA, the Funds’ principal underwriter and distributor, as a municipal bond underwriter for approximately 21 years. He was also previously employed by J.P. Morgan and Drexel, Burnham & Lambert. Mr. Revello received a Master of Business Administration from Dowling College. In addition, Mr. Revello holds a General Securities Representative (Series 7) license, and Uniform Securities Agent State Law Examination (Series 63) license.

Mark Reilly serves as the Portfolio Manager and is primarily responsible for the day-to-day operations of the Income Fund. Mr. Reilly was previously designated as a Co-Portfolio Manager of the Income Fund, beginning his service with the Adviser on November 18, 2015. Mr. Reilly also serves as Co-Portfolio Manager of the Municipal Tax Free Bond Fund effective July 1, 2016. Prior to joining the Adviser, Mr. Reilly worked at DLA, the Funds’ principal underwriter and distributor, as head fixed income trader from November 2012 until November 17, 2015 and has over 20 years’ experience trading tax-free municipal bonds, taxable municipal bonds, and mortgage backed securities. Mr. Reilly has a Bachelor’s degree in finance from Adelphi University School of Banking and Money Management and began his career in finance in 1993 with DLA. He is a member of Municipal Bond Club of New York and holds several industry registrations, including General Securities Representative (Series 7) license, Uniform Securities Agent State Law Examination (Series 63) license, and registered principal (Series 23) license.

Lauren Reilly serves as a Co-Portfolio Manager for the Opportunity Fund. Ms. Reilly maintains a General Securities Representative (Series 7) license; has 11 years of industry experience, including over 5 years as an analyst for the Adviser; and has a degree in financial economics from Binghamton University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The first paragraph of the section “Dividends and Distributions” on page 61 of the Funds’ prospectus is revised as follows:

Dividends and Distributions.

Normally, income dividends will be paid monthly for the Municipal Tax Free Bond Fund, the Income Fund and the Opportunity Fund. For the remainder of 2016, the Value Fund intends to pay one additional distribution comprised of net income earned, realized long-term capital gains, if any, and to the extent necessary, return of capital, on December 29, 2016 such that, when combined with the previously paid March 31, 2016 distribution, will result in an annual minimum distributed amount of $1.20 per share for 2016. Beginning in 2017, the Value Fund’s current intention is to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.20 per share.

For the remainder of 2016, the Real Estate Fund intends to pay one additional distribution comprised of net income earned, realized long-term capital gains, if any, and to the extent necessary, return of capital, on December 29, 2016 such that, when combined with the previously paid March 31 distribution, will result in an annual minimum distributed amount of $.80 per share for 2016. Beginning in 2017, the Real Estate Fund’s current intention is to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $.80 per share.

Long term capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such dividends and capital gain distributions are generally taxable to the shareholder whether received in cash or reinvested in shares. However, a portion of the distributions paid to each Fund and subsequently distributed to shareholders may be characterized as a return of capital. The final determination of the amount of the appropriate Fund’s return of capital distributions for the period will be made after the end of each calendar year. The Real Estate Fund and the Opportunity Fund will distribute the return of capital it receives from the REITs in which it invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization.

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The second paragraph of the section “Potential Conflicts of Interest” on page 18 of the Funds’ statement of additional information is revised as follows:

The Portfolio Manager of the Opportunity Fund and Energy Fund and Co-Portfolio Manager of the Real Estate Fund and Income Fund, William Mason, is employed by DLA, a registered securities broker/dealer. In that capacity, he manages trading, underwriting, institutional sales and dealer sales covering products such as, municipal bonds, treasuries, collateralized mortgage obligations, corporate bonds and unit investment trusts. He also manages DLA’s proprietary fixed-income trading accounts. Mr. Douglas Revello, the Portfolio Manager for the Municipal Tax Free Bond Fund and Real Estate Fund and the Co-Portfolio Manager for the Value Fund is also employed by DLA, a registered securities broker/dealer. In that capacity, he is involved in trading, underwriting and dealer sales covering products such as municipal bonds, treasuries, and corporate bonds. Mr. Mark Reilly, the Portfolio Manager for the Income Fund, and Co-Portfolio Manager of the Municipal Tax Free Bond Fund, is also employed by DLA, a registered securities broker/dealer. In that capacity, he is involved in tax-free municipal bonds, taxable municipal bonds, and mortgage backed securities. Ms. Lauren Reilly, a Co-Portfolio Manager for the Opportunity Fund and the Income Fund is employed by DLA as an analyst for taxable and tax-free municipal bonds. Conflicts of interest may arise because the Funds’ Portfolio Managers have day-to-day management responsibilities with respect to both the Funds and various other accounts. These potential conflicts include:

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Further Information

For further information, please contact the Funds at 1-516-390-5565 or the Transfer Agent at 1-800-452-4892. You may also obtain additional copies of the Funds’ Summary Prospectus(es), Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds at 1-516-390-5565, by sending an e-mail request to info@soafunds.com or by visiting the Funds’ website at www.SOAFunds.com.

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